Note 13 - Shareholders' Equity (Deficit) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended												8 Months Ended	12 Months Ended						0 Months Ended								7 Months Ended	12 Months Ended		9 Months Ended	7 Months Ended	12 Months Ended
	Jul. 17, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2012	Oct. 31, 2009 Reduced for anti-dilution impact (Member) Warrant [Member]	May 01, 2009 Reduced for anti-dilution impact (Member) Series A Preferred Stock [Member]	Oct. 24, 2013 Original Amount (Member) Certificate of Incorporation (Member)	Feb. 28, 2013 Original Amount (Member) Certificate of Incorporation (Member)	Oct. 24, 2013 New Amount (Member) Certificate of Incorporation (Member)	Feb. 28, 2013 New Amount (Member) Certificate of Incorporation (Member)	May 01, 2009 Convertible series A1 Preferred Stock [Member]	May 01, 2009 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member] SAGA [Member]	Jun. 30, 2012 Common Stock [Member] Visser MTA Agreement [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Nov. 02, 2010 Warrant [Member]	Oct. 31, 2009 Warrant [Member]	Feb. 02, 2012 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2012 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	May 01, 2009 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2012 Convertible series A2 Preferred Stock [Member]	Dec. 31, 2011 Convertible series A2 Preferred Stock [Member]	May 01, 2009 Convertible series A2 Preferred Stock [Member]	Jul. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	May 01, 2009 Series A Preferred Stock [Member]	Sep. 30, 2013 Common Stock - Issued upon conversion [Member]	Jul. 31, 2013 July 2012 Private Placement senior convertible note [Member]	Dec. 31, 2012 July 2012 Private Placement senior convertible note [Member]
Note 13 - Shareholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares, Issued		242,074,324	373,040,523	373,040,523	134,467,554										4,496,429	30,000,000
Debt Conversion, Converted Instrument, Shares Issued	18,679,584																																				50,171,418
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																				$ 0.0774	$ 0.1095
Preferred Stock, Shares Issued		506,936	0	0	1,299,151									2,625,000													180,000	500,000			2,625,000
Share Price (in Dollars per share)			$ 0.384	$ 0.384																								$ 5.00			$ 5.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		29,779,557																		29,779,557	40,032,833	47,232,459	4,500,000											42,329,407
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.49	0.49																			0.50											0.50
Class of warrant or right adjusted exercise price of warrants or rights (in Dollars per Item)							0.49	0.49
Preferred Stock, Dividend Rate, Percentage																																	8.00%
Convertible preferred stock conversion price (in Dollars per share)													$ 5.00	$ 5.00																			$ 1.0
Convertible Preferred Stock Increased Converstion Price (in Dollars per share)																																	$ 1.08
Dividends Payable, Current (in Dollars)		$ 222,000			$ 571,000																					$ 571,000							$ 222,000
Conversion of Stock, Shares Converted (in Shares)																								10,000								506,936	792,215		16,896,070
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)		16,896,073				16,896,073												25,669,752														16,896,070
Preferred Stock, Shares Outstanding		506,936	0	0	1,299,151																				105,231	246,371			401,705	1,052,780			506,936
Class of Warrant or Right, Unissued																				40,032,833
Company Reclassified From Warrant Liabilities (in Dollars)																						24,438
Warrants classified equity was reduced (in Dollars)		18,179,000																		18,179
Warrants that were Exercised (in Dollars)																				10,253,276
Stock Issued During Period, Shares, New Issues																	114,070,129	80,171,418	4,496,429																	163,641,547
Debt Instrument, Periodic Payment (in Dollars)																																				12,000,000
Debt Instrument, Periodic Payment, Interest (in Dollars)																																				680,000
Common Stock, Shares Authorized		400,000,000	500,000,000	500,000,000	400,000,000				500,000,000	400,000,000	700,000,000	500,000,000
Preferred Stock, Value, Issued (in Dollars)		0			1,000
Dividends, Preferred Stock (in Dollars)		222,000
Adjustments to Additional Paid in Capital, Reclassification of Accured Preferred Stock Dividends (in Dollars)				222,000
Equity Method Investment, Ownership Percentage			79.00%	79.00%
Net Income (Loss) Attributable to Noncontrolling Interest (in Dollars)			$ (32,000)	$ (40,000)	$ (587,000)